COMMITMENTS AND CONTINGENCY - PURCHASE COMMITMENT (Details) - Jun. 30, 2019 - Purchase Commitment [Member]	USD ($)	CNY (¥)
Other Commitment, Fiscal Year Maturity [Abstract]
2019	$ 125,886	¥ 864,433
Total minimum payments required	$ 125,886	¥ 864,433